Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Related Party Balances
Research and development funding received
*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	178,715	—	—

Ordinary Shares to be issued to Everest
*

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Everest	—	258,119	37,076

*Note: Please	refer to Note 18 for further details.

Summary of Related Party Transactions
Receipt of CRO services - recognized in research and development expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
CMAB Biopharma (Suzhou) Inc.	—	2,786	—	—
Tasly Pharmaceutical Group Co., Ltd.	752	—	5,590	803

Receipt of research and development funding

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Everest (Note 18)	—	178,715	53,148	7,634